Intangible Assets, Net	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
11.
INTANGIBLE ASSETS, NET

	As of December 31,
	2022	2023
	RMB	RMB
Cost:
Trademark	618,893	657,166
Software	40,301	39,499
Customer relationship	88,138	94,932
Technique	41,971	45,205
Non-compete	6,900	6,900
Total cost	796,203	843,702
Less: accumulated amortization	(106,534)	(172,306)
Intangible assets, net	689,669	671,396

During the years ended December 31, 2021, 2022 and 2023, the Group acquired intangible assets amounting to RMB622,151, nil and nil, respectively, in connection with business combinations, which were measured at fair value upon acquisition.

Amortization costs recognized for the years ended December 31, 2021, 2022 and 2023 were RMB50,705, RMB56,848 and RMB61,077 respectively.

No impairment was recorded for the years ended December 31, 2021, 2022 and 2023.

As of December 31, 2023, estimated amortization expenses for future periods are expected to be as follows:

Year ended December 31,
RMB

2024	62,944
2025	62,653
2026	61,038
2027	51,971
2028 and thereafter	432,790
Total expected amortization expense	671,396

The weighted average amortization periods of intangible assets as of December 31 2022 and 2023 are 14.6 and 13.5 years, respectively.